Financial Instruments and Financial Risk Management - Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date (Details) - Liquidity Risk - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Trade and other payables	$ 191,332	$ 96,526
Contingent consideration	1,118
Total current	192,450	96,526
More Than One Year
Disclosure Of Financial Instruments [Line Items]
Contingent consideration	61,268	0
Secured borrowings	0	0
Total non-current	$ 61,268	$ 0